Stockholders' Equity - Schedule of Warrants Outstanding (Details) - $ / shares	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017
Shares, Warrants	461,097	2,861,096	8,303,836
08/29/19 [Member]
Expiration Date, Warrants	Aug. 29, 2019
Exercise Price, Warrants	$ 0.75
Shares, Warrants	133,332
Warrant 2 [Member]
Expiration Date, Warrants	Dec. 01, 2021
Exercise Price, Warrants	$ 1.25
Shares, Warrants	58,824
Warrant 3 [Member]
Expiration Date, Warrants	Dec. 01, 2021
Exercise Price, Warrants	$ 1.28
Shares, Warrants	117,647
Warrant 4 [Member]
Expiration Date, Warrants	Jan. 23, 2022
Exercise Price, Warrants	$ 1.25
Shares, Warrants	117,647
Warrant 5 [Member]
Expiration Date, Warrants	Jan. 23, 2022
Exercise Price, Warrants	$ 1.28
Shares, Warrants	33,647